Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The property and equipment consisted of the following:
	June 30, 2023	June 30, 2022
Building and Land	$1,462,325	$930,695
Electric power facility	1,770,208	-
Mining equipment	10,557,529	-
Office equipment	420,289	687,040
Vehicles	356,663	561,918
Leasehold improvements	1,604,953	1,056,670
Less: accumulated depreciation	(1,109,237)	(616,627)
	$15,062,730	$2,619,696